Vanguard Extended Duration Treasury Index Fund

Supplement Dated January 17, 2020, to the Prospectus and Summary Prospectus Dated December 20, 2019

Important Change to Vanguard Extended Duration Treasury Index Fund

William D. Baird, who was a portfolio manager for Vanguard Extended Duration Treasury Index Fund, retired from Vanguard on December 31, 2019. Joshua C. Barrickman remains as the sole portfolio manager of the Fund.

All references to Mr. Baird and corresponding disclosure related to Mr. Baird in the Fund's Prospectus and Summary Prospectus are hereby deleted. The Fund's investment objective, strategies, and policies remain unchanged.

© 2020 The Vanguard Group, Inc. All rights reserved.	PSI 1275 012020
Vanguard Marketing Corporation, Distributor.

Vanguard World Fund

Supplement Dated January 17, 2020, to the Statement of Additional Information Dated December 20, 2019

Important Change to Vanguard Extended Duration Treasury Index Fund

William D. Baird, who was a portfolio manager for Vanguard Extended Duration Treasury Index Fund, retired from Vanguard on December 31, 2019. Joshua C. Barrickman remains as the sole portfolio manager of the Fund.

All references to Mr. Baird and corresponding disclosure related to Mr. Baird in the Fund's Statement of Additional Information are hereby deleted. The Fund's investment objective, strategies, and policies remain unchanged.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SAI 023A 012020